Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions
19. Provisions

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

	€ million	€ million
Provisions	2023	2022
Due within one year	537	748
Due after one year	563	550
Total provisions	1,100	1,298

	€ million	€ million	€ million	€ million	€ million
Movements during 2023	Restructuring	Legal	Brazil indirect taxes	Other	Total
1 January 2023	305	321	66	606	1,298
Additions through business combinations	–	1	–	–	1
Income statement:
Charges	58	91	11	209	369
Releases	(40)	(110)	(2)	(100)	(252)
Utilisation	(147)	(37)	(9)	(82)	(275)
Currency translation	(1)	(25)	2	(17)	(41)
31 December 2023	175	241	68	616	1,100
Restructuring provisions primarily include people costs such as redundancy costs and the cost of compensation where manufacturing, distribution, service or selling agreements are to be terminated. The Group expects these provisions to be substantially utilised within the next few years.
The Group is involved from time to time in legal and arbitration proceedings arising in the ordinary course of business. As previously disclosed, along with other consumer product companies and retail customers, Unilever is involved in a number of ongoing investigations by national competition authorities. These proceedings and investigations are at various stages and concern a variety of product markets. Where specific issues arise, provisions are made to the extent appropriate. Due to the nature of the legal cases, the timing of utilisation of these provisions is uncertain.
Provisions for Brazil indirect taxes are separate from the matters listed as contingent liabilities in note 20. Unilever does not have provisions and contingent liabilities for the same matters. Due to the nature of disputed indirect taxes, the timing of utilisation of these provisions is uncertain.
Other includes provisions for indirect taxes in countries other than Brazil, interest on tax provisions and provisions for various other matters. The timing of utilisation of these provisions is uncertain.